Stock-Based Compensation - Narrative (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended		30 Months Ended	36 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation arrangement by share-based payment award, expiration period				10 years
Vesting percentage				25.00%
Vesting period		4 years
Unrecognized compensation expense				$ 5,900,000
Stock options granted		854,795		4,368,378	1,240,168
Stock-based compensation		$ 1,920,000	$ 32,000	$ 199,000	$ 48,000
Stock options outstanding	7,941,648	7,941,648		7,197,551	3,101,304			2,795,205
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition				2 years
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term				5 years 8 months 23 days	5 years 11 months 19 days
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate				32.00%	36.60%
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate				4.31%	2.51%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected dividend rate				0.00%	0.00%
Weighted average period		7 years 4 months 24 days		8 years 10 months 9 days
Valuation Technique, Option Pricing Model [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term		6 years 25 days
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate		31.94%
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate		4.05%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected dividend rate		0.00%
Equity Option [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation arrangement by share-based payment award, expiration period		10 years
Vesting percentage		25.00%				75.00%	75.00%
Vesting period		36 months		36 months
Unrecognized compensation expense	$ 365,000	$ 365,000		$ 452,000
Share-based compensation arrangement by share-based payment award, option, nonvested, weighted average exercise price				$ 0.13	$ 0.1
Weighted average period		2 years 7 months 6 days		2 years 7 months 6 days
Performance Shares [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock options granted		358,089		358,089
Stock-based compensation	9,000,000	$ 30,000,000		$ 13,000,000
Stock options outstanding				250,063
Restricted Stock Units (RSUs) [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Vesting percentage		25.00%		25.00%
Stock-based compensation		$ 1,700,000
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount	$ 328,000	$ 328,000		$ 455,000
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition		2 years 8 months 12 days		3 years 2 months 12 days
2011 Equity Incentive Plan [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation arrangement by share-based payment award, shares issued in period		1,266,000		1,266,000
2021 Equity Incentive Plan [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation arrangement by share-based payment award, shares issued in period		4,326,997		4,326,997
2021 Equity Incentive Plan [Member] | Equity Option [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant	687,274	687,274
Stock options granted		361,600
2021 Equity Incentive Plan [Member] | Performance Shares [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant				1,521,745
2023 Equity Incentive Plan [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation arrangement by share-based payment award, shares issued in period		2,000,000		2,000,000
2023 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant	523,285	523,285		523,285